SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Schedule of amounts detailed in segment reconciliation

	Three Months Ended June 30, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$42,397	253	42,650
Intersegment revenue	—	—	—
Revenue	$42,397	253	42,650
Adjusted EBITDA	$4,971	(455)	4,516
Depreciation and amortization	(2,633)	(136)	(2,769)
Stock-based compensation	(81)	—	(81)
Operating Income (loss)	$2,257	(591)	1,666
Other expense, net			(3,543)
Loss before income taxes			(1,877)
Provision for income taxes			(236)
Net loss			(2,113)

	Three Months Ended June 30, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$23,467	90	23,557
Intersegment revenue	—	—	—
Revenue	$23,467	90	23,557
Adjusted EBITDA	$393	(629)	(236)
Depreciation and amortization	(3,165)	(140)	(3,305)
Stock-based compensation	(3,771)	—	(3,771)
Operating loss	$(6,543)	(769)	(7,312)
Other expense, net			(5,711)
Loss before income taxes			(13,023)
Provision for income taxes			(55)
Net loss			(13,078)

	Six Months Ended June 30, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$79,758	545	80,303
Intersegment revenue	—	—	—
Revenue	$79,758	545	80,303
Adjusted EBITDA	$7,737	(1,008)	6,729
Depreciation and amortization	(5,312)	(274)	(5,586)
Stock-based compensation	(161)	—	(161)
Operating Income (loss)	$2,264	(1,282)	982
Other expense, net			(9,796)
Loss before income taxes			(8,814)
Provision for income taxes			(290)
Net loss			(9,104)

	Six Months Ended June 30, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$36,617	434	37,051
Intersegment revenue	—	—
Revenue	$36,617	434	37,051
Adjusted EBITDA	$(2,850)	(1,023)	(3,873)
Depreciation and amortization	(6,233)	(287)	(6,520)
Stock-based compensation	(3,771)	—	(3,771)
Operating loss	$(12,854)	(1,310)	(14,164)
Other expense, net			(11,145)
Loss before income taxes			(25,309)
Provision for income taxes			(120)
Net loss			(25,429)

	Year ended December 31, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$92,038	$1,156	$93,194
Intersegment revenue	—	—	—
Revenue	$92,038	$1,156	$93,194
Adjusted EBITDA	$(3,745)	$(1,710)	$(5,455)
Depreciation and amortization	(12,296)	(565)	(12,861)
Stock-based compensation	(3,936)	—	(3,936)
Operating loss	$(19,977)	$(2,275)	$(22,252)
Other expense, net			(16,330)
Loss before income taxes			(38,582)
Provision for income taxes			(323)
Net loss			$(38,905)

	Year ended December 31, 2020
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$65,057	$739	$65,796
Intersegment revenue	—	—	—
Revenue	$65,057	$739	$65,796
Adjusted EBITDA	$(23,529)	$(899)	$(24,428)
Depreciation and amortization	(11,235)	(179)	(11,414)
Stock-based compensation	(15)	—	(15)
Operating loss	$(34,779)	$(1,078)	$(35,857)
Other expense, net			(19,919)
Loss before income taxes			(55,776)
Benefit from income taxes			14,042
Net loss			$(41,734)

Schedule of revenue by geographic area

	Three Months Ended June 30,
	2022	2021
United States	$40,372	$23,294
International	2,278	263
	$42,650	$23,557

	Six Months Ended June 30,
	2022	2021
United States	$76,164	$36,556
International	4,139	495
	$80,303	$37,051

	Year ended December 31,
	2021	2020
United States	$91,432	$64,156
International	1,762	1,640
	$93,194	$65,796